Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of financial assets [abstract]
Fair value of equity securities designated at FVOCI that were disposed	$ 18		$ 14	$ 19	$ 33
Realized Cumulative after-tax gains resulting from disposition of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI	2	$ 2	23	13	38
Dividend income recognized on equity securities	$ 4	$ 2	$ 3	7	6
Dividend income recognized on equity securities designated at FVOCI that were disposed				$ 0	$ 0